Label	Element	Value
Change Finance U.S. Large Cap Fossil Fuel Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (CHGX)

(the “Fund”)

April 13, 2018

Supplement to the

 Prospectus and Statement of Additional Information (“SAI”),

each dated October 1, 2017

Effective April 13, 2018, the Fund’s management fee is reduced to 0.49%, and effective April 18, 2018, the Fund’s name will change to “Change Finance U.S. Large Cap Fossil Fuel Free ETF”. All references in the Prospectus and SAI to the prior name should be disregarded as of April 18, 2018.

The following information replaces the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 2 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Change Finance U.S. Large Cap Fossil Fuel Free ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s contractual management fee effective April 13, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
Change Finance U.S. Large Cap Fossil Fuel Free ETF | Change Finance U.S. Large Cap Fossil Fuel Free ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157

[1]	Restated to reflect the Fund's contractual management fee effective April 13, 2018.
[2]	Estimated for the current fiscal year.